Consolidated Balance Sheets - Symon (Parentheticals) (USD $)	Jan. 31, 2013 Nonvoting Common Stock [Member]	Jan. 31, 2012 Nonvoting Common Stock [Member]	Jan. 31, 2011 Nonvoting Common Stock [Member]	Jan. 31, 2013 Common Class A [Member]	Jan. 31, 2012 Common Class A [Member]	Jan. 31, 2011 Common Class A [Member]
Common stock, par value (in Dollars per share)	$ 0.01	$ 0.01	$ 0.01	$ 0.01	$ 0.01	$ 0.01
Common stock, shares authorized	200,000	200,000	200,000	200,000	200,000	200,000
Common stock, shares issued	68,889	68,889	96,700	0	0	0
Common stock, shares outstanding	68,889	68,889	96,700	0	0	0